UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2011


Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Philadelphia Financial Management of San Francisco, LLC
Address:          450 Sansome St., Suite 1500
		  San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463


Signature, Place, and Date of Signing:


	/s/ Rachael Clarke             San Francisco, CA        05/10/2011
	------------------	       -----------------	----------
	     Signature			  City, State		   Date



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     28

Form 13F Information Table Value Total:               $288,412

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd
4. Boathouse Row Offshore Regatta Ltd.

                                             FORM 13F INFORMATION TABLE
                                                   AS OF 03/31/2011


                       TITLE                 VALUE    SHARES/   SH/  PUT/  INVSTMT         OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN        MANAGERS  SOLE  SHARED   NONE
-------------------  ----------  ------    --------  --------   ---  ----  -------        --------  ----  ------   ----

AFLAC INC COM STK	  COM	 001055102   21,535	408,016	 SH	   Shared-defined  1234       408,016
AMERICAN CAP STRATEGIES
  LTD COM STK		  COM	 02503Y103   10,962   1,106,195	 SH	   Shared-defined  1234	    1,106,195
AMERICAN EQUITY
  INVESTMENT LIF COM STK  COM	 025676206    8,240	628,075	 SH	   Shared-defined   123	      628,075
AVIS BUDGET GROUP COM STK COM	 053774105   10,742	599,794	 SH	   Shared-defined  1234	      599,794
BLACKROCK INC COM NEW	  COM	 09247X101   10,979	 54,618	 SH	   Shared-defined  1234	       54,618
CHINA LIFE
  INSURANCECO ADR	  COM	 16939P106    7,755	138,360	 SH	   Shared-defined  1234	      138,360
CNA FINL CORP COM STK	  COM	 126117100   10,173	344,258	 SH	   Shared-defined  1234	      344,258
EBAY INC COM STK	  COM	 278642103   13,021	419,490	 SH	   Shared-defined  1234	      419,490
ENCORE CAP GROUP
  INC COM STK		  COM	 292554102   12,832	541,987	 SH	   Shared-defined   123	      541,987
FORTEGRA FINL
  CORP COM STK		  COM	 34954W104    9,859	867,852	 SH	   Shared-defined   123	      867,852
GOLDMAN SACHS
  GROUP INC COM STK	  COM	 38141G104   13,756	 86,734	 SH	   Shared-defined  1234	       86,734
GREEN DOT CORP-CLASS A	  COM	 39304D102    3,921	 91,376	 SH	   Shared-defined   123	       91,376
IMPERIAL HOLDINGS INC	  COM	 452834104    1,891	186,281	 SH	   Shared-defined   123	      186,281
INTERCONTINENTAL EXCHANGE COM	 45865V100   12,021	 97,305	 SH	   Shared-defined  1234	       97,305
JPMORGAN CHASE & CO COM	  COM	 46625H100   10,734	232,840	 SH	   Shared-defined  1234	      232,840
META FINL GROUP
  INC COM STK		  COM	 59100U108    3,210	194,657	 SH	   Shared-defined   123	      194,657
METROCORP BANCSHARES
  INC COM STK		  COM	 591650106    4,966	746,721	 SH	   Shared-defined   123	      746,721
MF GLOBAL HOLDINGS
  LTD COM STK		  COM	 55277J108   19,038   2,299,293	 SH	   Shared-defined  1234	    2,299,293
NELNET INC CL A COM STK	  COM	 64031N108   12,730	583,158	 SH	   Shared-defined   123	      583,158
NYSE EURONEXT INC COSTK	  COM	 629491101    8,205	233,294	 SH	   Shared-defined  1234	      233,294
SEABRIGHT HOLDINGS INC	  COM	 811656107   12,758   1,244,662	 SH	   Shared-defined   123	    1,244,662
SEACUBE CONTAINER
  LEASING LTD COM STK	  COM	 G79978105   18,710   1,168,626	 SH	   Shared-defined   123	    1,168,626
SEI INVESTMENTS
  COMPANY COM STK	  COM	 784117103   12,439	520,899	 SH	   Shared-defined  1234	      520,899
TRANSATLANTIC HLDGS
  INC COM STK		  COM	 893521104    8,114	166,721	 SH	   Shared-defined  1234	      166,721
TWO HARBORS
  INVESTMENT CORP	  COM	 90187B101    9,209	879,575	 SH	   Shared-defined  1234	      879,575
VISA INC CLASS A COM STK  COM	 92826C839   10,637	144,483	 SH	   Shared-defined  1234	      144,483
WALKER & DUNLOP INC	  COM	 93148P102    3,267	268,851	 SH	   Shared-defined   123	      268,851
WINTRUST FINL
  CORP COM STK		  COM	 97650W108     6708	182,537	 SH	   Shared-defined   123	      182,537